FINANCIAL RISK MANAGEMENT - Capital Management (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Shareholders’ equity	$ 774,022	$ 863,418	$ 774,022	$ 863,418
Credit facilities	52,066	19,143	52,066	19,143
Loans receivable (long term)	0	(8,775)	0	(8,775)
Adjusted working capital deficiency	23,926	23,716	23,926	23,716
Subtotal	75,992	34,084	75,992	34,084
Non-current portion of senior notes	305,409	324,691	305,409	324,691
Net debt	381,401	358,775	381,401	358,775
Convertible Debentures (liability component)	39,426	37,420	39,426	37,420
Total net debt at year end	420,827	396,195	420,827	396,195
Unrealized gain (loss) on foreign exchange			22,165	9,939
Unrealized gain (loss) on foreign exchange contracts			(3,867)	(2,021)
Capital Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Adjusted funds flow (annualized)	$ 62,800	$ 33,748
Net debt to periods adjusted funds flow ratio (annualized)	6.1	10.6
Total net debt to periods adjusted funds flow ratio (annualized)	6.7	11.7
Adjusted funds flow for the year			$ 58,240	$ 40,916
Net debt to adjusted funds flow ratio for the year			6.5	8.8
Total net debt to adjusted funds flow ratio for the year			7.2	9.7
Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net capital budget			$ 65,000
Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net capital budget			$ 80,000